Indebtedness (Details Narrative) (Allied Integral United Inc) (10K) - USD ($)																										1 Months Ended														3 Months Ended					12 Months Ended
	Apr. 20, 2021	Mar. 31, 2021	Mar. 26, 2021	Mar. 11, 2021	Mar. 10, 2021	Feb. 28, 2021	Dec. 31, 2020	Oct. 12, 2020	Mar. 05, 2020	Nov. 06, 2019	Jul. 12, 2019	Jun. 17, 2019	Apr. 29, 2019	Mar. 19, 2019	Mar. 12, 2019	Dec. 04, 2018	Oct. 05, 2018	Sep. 12, 2018	Jul. 23, 2018	May 29, 2018	Apr. 12, 2018	Mar. 09, 2018	Apr. 11, 2014	Apr. 01, 2013	Apr. 30, 2012	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Feb. 28, 2020	Jan. 31, 2020	Apr. 30, 2019	Jan. 31, 2018	Nov. 30, 2011	Apr. 30, 2021	Apr. 03, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	May 31, 2020	Jul. 31, 2019	Nov. 30, 2018	Sep. 30, 2018	Nov. 06, 2017	Dec. 23, 2015	Apr. 01, 2015	Apr. 01, 2012	Nov. 01, 2011	Mar. 12, 2010
Proceeds from debt																																									$ 468,000
Number of shares issued																						15,810
Preferred stock, par value							$ 0.001																								$ 0.001										$ 0.001				$ 0.001	$ 0.001	$ 0.001
Number of stock issued during the period																																														$ 3,801,000	$ 9,680,000
Allied Integral United Inc [Member]
Long term debt, current		$ 4,905,648					$ 1,623,375																						$ 4,905,648		$ 1,623,375											$ 4,905,648			$ 1,623,375	1,441,862
Interest expense debt																																										78,781	$ 90,775		472,954	818,807
Discontinued operations, interest expense																																										$ 23,825	$ 312,346		$ 696,431	$ 1,825,796
Number of shares issued																																														10,000
Preferred stock, par value		$ 0.01					$ 0.01																						$ 0.01		$ 0.01											$ 0.01			$ 0.01	$ 0.01						$ 0.01
Number of stock issued during the period																																													$ 400,000	$ 100
Allied Integral United Inc [Member] | Naples Mortgage [Member]
Debt instrument face amount							$ 3,400,000																								$ 3,400,000														$ 3,400,000
Debt instrument prepayment penalty percentage							2.00%																								2.00%														2.00%
Debt instrument, interest rate percentage							3.99%																								3.99%														3.99%
Allied Integral United Inc [Member] | Naples Mortgage [Member] | Subsequent Event [Member]
Debt instrument prepayment penalty percentage																																																1.00%
Allied Integral United Inc [Member] | MCA Loan [Member]
Debt instrument face amount																																																			$ 300,000		$ 600,000
Debt instrument periodic principal payment amount																																						$ 300,000
Allied Integral United Inc [Member] | A&R MCA Note [Member]
Debt instrument face amount																																																		$ 3,300,000
Debt instrument, interest rate percentage																																				8.50%
Debt instrument periodic principal payment amount																																														1,500,000
Debt instrument periodic payment																																				$ 47,812
Allied Integral United Inc [Member] | New Braunfels Business Loan [Member]
Debt instrument face amount																																																						$ 600,000
Debt instrument, interest rate percentage																																																						6.25%
Allied Integral United Inc [Member] | Gearhart Loan [Member]
Debt instrument face amount																																																								$ 200,000
Debt instrument, interest rate percentage																																																								7.00%
Allied Integral United Inc [Member] | Gearhart Loan [Member] | First Amended and Restated Promissory Note [Member]
Debt instrument face amount																																																							$ 238,578
Allied Integral United Inc [Member] | Gearhart Loan [Member] | Second Amended and Restated Promissory Note [Member]
Debt instrument face amount									$ 218,578
Debt instrument maturity date									Apr. 01, 2021
Allied Integral United Inc [Member] | KOBO Note [Member]
Debt instrument face amount																					$ 650,000
Debt instrument periodic payment																																														500,000
Debt instrument maturity date																					Jun. 11, 2018
Debt instrument extended maturity date																					Apr. 01, 2020
Debt instrument interest rate terms																					The note had a fixed interest rate of $1,000 per day through June 11, 2018 and $1,500 per day after this date through September 17, 2019. The note was collateralized by a lien on real property owned by Flash Partners, LLC, known as Cadillac Plaza. Following this date, the interest rate ranged from 20% to 40% through the date of final settlement.
Allied Integral United Inc [Member] | PPP Loan [Member]
Debt instrument face amount							$ 1,364,962																								$ 1,364,962														$ 1,364,962				$ 1,600,000
Debt instrument, interest rate percentage																																																	1.00%
Allied Integral United Inc [Member] | PPP Loan [Member] | Discontinued Operations [Member]
Debt instrument face amount		$ 349,500					255,300																						$ 349,500		255,300											$ 349,500			255,300
Proceeds from debt																													604,800
Allied Integral United Inc [Member] | PPP Loan [Member] | Subsequent Event [Member]
Proceeds from debt																														$ 349,500										$ 1,382,458
Allied Integral United Inc [Member] | Five C's, LLC Loan [Member]
Debt instrument face amount																																					$ 650,000
Debt instrument, interest rate percentage						9.85%																								9.85%
Debt instrument maturity date						Dec. 31, 2021
Allied Integral United Inc [Member] | Five C's, LLC Loan [Member] | Series A Cumulative Convertible Preferred Stock [Member]
Number of shares issued																																					40,521
Preferred stock dividend rate percentage																																					6.75%
Preferred stock, par value																																					$ 0.01
Number of stock issued during the period																																					$ 325,000
Allied Integral United Inc [Member] | Five C's, LLC Loan [Member] | Subsequent Event [Member]
Debt instrument, interest rate percentage						9.85%																								9.85%
Debt instrument maturity date						Dec. 31, 2021
Allied Integral United Inc [Member] | 8800 Village Drive Loan [Member]
Debt instrument face amount			$ 1,000,000
Debt instrument, interest rate percentage			11.50%
Debt instrument maturity date			Apr. 26, 2022
Proceeds from debt			$ 803,063
Debt instrument fees amount			196,937
Allied Integral United Inc [Member] | 8800 Village Drive Loan [Member] | Subsequent Event [Member]
Debt instrument face amount			$ 1,000,000
Debt instrument, interest rate percentage			11.50%
Debt instrument maturity date			Apr. 26, 2022
Proceeds from debt			$ 803,063
Debt instrument fees amount			$ 196,937
Allied Integral United Inc [Member] | Airport Hotel Note [Member]
Debt instrument face amount											$ 2,054,000
Debt instrument maturity date											Aug. 01, 2020
Debt instrument variable interest rate											10.50%
Debt instrument finance costs											$ 189,152
Allied Integral United Inc [Member] | Airport Hotel Note [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt instrument variable interest rate											8.175%
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member]
Debt instrument face amount											$ 3,395,000
Debt instrument maturity date											Aug. 01, 2020
Proceeds from debt				$ 300,000	$ 300,000
Debt instrument fees amount					150,000
Debt instrument variable interest rate											10.50%
Debt instrument finance costs											$ 308,829
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt instrument variable interest rate											8.175%
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member] | SeaWorld Forbearance Agreement [Member]
Debt instrument periodic payment																																$ 20,000	$ 20,000	$ 10,000
Debt instrument extended maturity date													Jan. 01, 2021
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member] | Subsequent Event [Member]
Debt instrument maturity date																																										Jan. 31, 2022
Proceeds from debt					$ 300,000
Allied Integral United Inc [Member] | Buda Hotel Note [Member]
Debt instrument face amount																																																									$ 4,800,000
Debt instrument periodic payment																											$ 10,000	$ 10,000	20,000										$ 31,486
Debt instrument maturity date																																							Jan. 25, 2037
Debt instrument variable interest rate																																							2.75%
Allied Integral United Inc [Member] | Buda Hotel Note [Member] | Subsequent Event [Member]
Debt instrument periodic payment																										$ 10,000	$ 10,000	$ 10,000	20,000
Allied Integral United Inc [Member] | Buda Tax Loan [Member]
Debt instrument face amount		$ 466,713					$ 373,369													$ 98,070									$ 466,713		$ 373,369				$ 274,940							$ 466,713			$ 373,369
Debt instrument, interest rate percentage		8.99%					8.99%													8.99%									8.99%		8.99%				8.99%							8.99%			8.99%
Debt instrument maturity date																				Jun. 02, 2028									May 31, 2031		May 31, 2031				Mar. 05, 2030
Allied Integral United Inc [Member] | Pender Loan [Member]
Debt instrument face amount											$ 10,200,000
Debt instrument periodic principal payment amount											$ 4,500,000
Debt instrument maturity date											Aug. 01, 2020
Debt instrument finance costs											$ 256,695
Debt issuance costs											$ 645,243
Allied Integral United Inc [Member] | Hotel First Lien Note [Member]
Debt instrument face amount																							$ 9,250,000
Debt instrument, interest rate percentage																							6.40%
Debt instrument maturity date																							May 06, 2019
Allied Integral United Inc [Member] | Hotel Second Lien Note [Member]
Debt instrument face amount																							$ 950,000
Debt instrument, interest rate percentage																							15.00%
Debt instrument maturity date																							May 06, 2019
Allied Integral United Inc [Member] | Castle Hills Note - FNBT [Member]
Debt instrument face amount										$ 8,500,000
Debt instrument, interest rate percentage										4.50%
Debt instrument periodic payment										$ 53,775
Debt instrument maturity date										Nov. 06, 2022
Allied Integral United Inc [Member] | Castle Hills Notes - Frost [Member]
Debt instrument face amount												$ 365,000													$ 6,600,000
Debt instrument maturity date												Apr. 30, 2021													Apr. 30, 2017
Debt instrument variable interest rate												1.75%													0.50%
Allied Integral United Inc [Member] | Artesia Note [Member]
Debt instrument face amount																								$ 314,500
Debt instrument maturity date																								Mar. 01, 2018
Debt instrument variable interest rate		6.00%					6.00%
Allied Integral United Inc [Member] | Artesia Note [Member] | Minimum [Member]
Debt instrument variable interest rate		6.00%					6.00%																	6.00%
Allied Integral United Inc [Member] | Artesia Note [Member] | Prime Rate Plus [Member]
Debt instrument variable interest rate		3.25%					3.25%																	1.00%
Allied Integral United Inc [Member] | Artesia Note [Member] | Prime Rate [Member]
Debt instrument variable interest rate		1.00%					1.00%
Allied Integral United Inc [Member] | Amended Artesia Note [Member]
Debt instrument face amount														$ 300,000					$ 266,048
Debt instrument maturity date														Mar. 12, 2022					Mar. 01, 2018
Allied Integral United Inc [Member] | Tamir Note [Member]
Debt instrument face amount																																																										$ 475,000
Debt instrument, interest rate percentage																																																										12.00%
Debt instrument accrued interest rate percentage																																																										2.00%
Allied Integral United Inc [Member] | Leander Note [Member]
Debt instrument face amount																	$ 700,000
Debt instrument, interest rate percentage																	12.75%
Debt instrument maturity date	Apr. 05, 2022						Apr. 05, 2022	Apr. 05, 2021									Oct. 05, 2019
Debt instrument extended maturity date																	Oct. 05, 2020
Allied Integral United Inc [Member] | Venture Crossing Note [Member]
Debt instrument face amount																$ 2,400,000
Debt instrument, interest rate percentage																12.00%
Debt instrument maturity date																Dec. 04, 2019
Debt instrument finance costs																$ 249,652
Allied Integral United Inc [Member] | Cadillac Center Note [Member]
Debt instrument face amount																		$ 5,100,000
Debt instrument maturity date																		Mar. 12, 2029
Debt instrument finance costs																		$ 622,746
Allied Integral United Inc [Member] | Cadillac Center Note [Member] | Minimum [Member]
Debt instrument variable interest rate															5.00%			5.50%
Allied Integral United Inc [Member] | Cadillac Center Note [Member] | Prime Rate Plus [Member]
Debt instrument variable interest rate																		0.50%
Allied Integral United Inc [Member] | Cadillac Center Note [Member] | U.S. Treasury Securities Plus [Member]
Debt instrument variable interest rate															2.45%
Allied Integral United Inc [Member] | Related Party Notes Payable [Member] | Cibolo Creek Partners, LLC [Member]
Debt instrument maturity date																																										Dec. 31, 2025			Dec. 31, 2025
Allied Integral United Inc [Member] | Mortgage Notes Payable [Member]
Long term debt, current		$ 1,623,375					$ 4,107,599																						$ 1,623,375		$ 4,107,599											$ 1,623,375			$ 4,107,599	$ 3,166,978